Federated Short-Term Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTYX)
SERVICE SHARES (TICKER FSTIX)
CLASS R6 SHARES (TICKER FSILX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JUNE 30, 2019
On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Short-Term Income Fund (the “Fund”), approved the following changes to the Fund's Class A Shares: adjustment to the Class A Shares' sales load breakpoint discount schedule so that the current 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from a 0.25% active fee to a 0.05% dormant fee. These changes will be effective December 1, 2019.
Accordingly, please delete the fee table and example under “Risk/Return Summary: Fees and Expenses” and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS), and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., Class A) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 19 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	IS1	SS1	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[2]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.00%[3,4]	None	None[5]	None
Other Expenses[2]	0.46%	0.20%	0.44%	0.15%
Total Annual Fund Operating Expenses[2]	0.76%[3]	0.50%	0.74%[5]	0.45%
Fee Waivers and/or Expense Reimbursements[2,6]	(0.05)% [3]	(0.12)%	(0.08)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%[3]	0.38%	0.66%	0.35%
1	Effective at the close of business on November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
2	The Management Fee, Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund and changes in expenses applicable to the share conversions and re-designations.
3	The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.
4	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
5	The Distribution (12b-1) Fee and Total Annual Fund Operating Expenses have been restated to reflect current fees due to an elimination of the Distribution (12b-1) Fee for the Fund's SS class.
6	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.37%, 0.65%, and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$177	$340	$518	$1,033
IS	$51	$160	$280	$628
SS	$76	$237	$411	$918
R6	$46	$144	$252	$567
November 18, 2019

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454913 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Short-Term Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTYX)
SERVICE SHARES (TICKER FSTIX)
CLASS R6 SHARES (TICKER FSILX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2019
On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Short-Term Income Fund (the “Fund”), approved the following changes to the Fund's Class A Shares: adjustment to the Class A Shares' sales load breakpoint discount schedule so that the current 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from a 0.25% active fee to a 0.05% dormant fee. These changes will be effective December 1, 2019.
1. Under the Prospectus section “Risk/Return Summary: Fees and Expenses,” please delete the fee table and example in their entirety and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS), and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., Class A) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 19 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	IS1	SS1	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[2]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.00%[3,4]	None	None[5]	None
Other Expenses[2]	0.46%	0.20%	0.44%	0.15%
Total Annual Fund Operating Expenses[2]	0.76%[3]	0.50%	0.74%[5]	0.45%
Fee Waivers and/or Expense Reimbursements[2,6]	(0.05)% [3]	(0.12)%	(0.08)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%[3]	0.38%	0.66%	0.35%
1	Effective at the close of business on November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
2	The Management Fee, Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund and changes in expenses applicable to the share conversions and re-designations.
3	The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.
4	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
5	The Distribution (12b-1) Fee and Total Annual Fund Operating Expenses have been restated to reflect current fees due to an elimination of the Distribution (12b-1) Fee for the Fund's SS class.
6	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.37%, 0.65%, and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$177	$340	$518	$1,033
IS	$51	$160	$280	$628
SS	$76	$237	$411	$918
R6	$46	$144	$252	$567
2. Under the Prospectus section “What Do Shares Cost?,” please replace the chart under “Sales Charge When You Purchase” with the following:
SALES CHARGE WHEN YOU PURCHASE
The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	1.00%	1.01%
$100,000 or greater	0.00%	0.00%
3. Under the Prospectus section “Payments to Financial Intermediaries,” please replace the sub-section “Front-End Sales Charge Reallowances” with the following:
“FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.
When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:
A Class:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	1.00%
$100,000 or greater	0.00%
4. Under the Prospectus section “Payments to Financial Intermediaries,” please replace the disclosure under the section “Rule 12b-1 Fees” with the following:
“RULE 12b-1 FEES
A Class
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.05% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's A class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. The A class of the Fund has no present intention of paying, accruing or incurring any Rule 12b-1 Fees until such time as approved by the Fund's Board of Trustees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”

5. Under “Appendix A: Hypothetical Investment Expense Information” to the Prospectus, please replace the A Class chart in its entirety with the following:
FEDERATED SHORT-TERM INCOME FUND–A CLASS
ANNUAL EXPENSE RATIO: 0.76%
MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$176.84	$10,319.76
2	$10,319.76	$515.99	$10,835.75	$80.09	$10,757.32
3	$10,757.32	$537.87	$11,295.19	$83.49	$11,213.43
4	$11,213.43	$560.67	$11,774.10	$87.03	$11,688.88
5	$11,688.88	$584.44	$12,273.32	$90.72	$12,184.49
6	$12,184.49	$609.22	$12,793.71	$94.57	$12,701.11
7	$12,701.11	$635.06	$13,336.17	$98.57	$13,239.64
8	$13,239.64	$661.98	$13,901.62	$102.75	$13,801.00
9	$13,801.00	$690.05	$14,491.05	$107.11	$14,386.16
10	$14,386.16	$719.31	$15,105.47	$111.65	$14,996.13
Cumulative		$6,009.59		$1,032.82
6. In the Statement of Additional Information section “How is the Fund Sold?,” please replace the section “Rule 12b-1 Plan” with the following:
“Rule 12b-1 Plan (CLASS A SHARES ONLY)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
The Class A Shares of the Fund currently do not accrue, pay or incur any Rule 12b-1 Plan fee, although the Board of Trustees has adopted a Plan that permits the Class A Shares of the Fund to accrue, pay and incur a Rule 12b-1 Plan fee of up to a maximum amount of 0.05% of average net assets, or some lesser amount as the Board of Trustees shall approve from time to time. The Class A Shares of the Fund will not incur or charge such Rule 12b-1 Plan fees until such time as approved by the Fund's Board of Trustees.”
November 18, 2019

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454919 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Floating Rate Strategic Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
CLASS C SHARES (TICKER FRICX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 31, 2019
On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Floating Rate Strategic Income Fund (the “Fund”), approved the following changes to the Fund's Class A Shares: reduction of the maximum sales load applied to purchases of Class A Shares from 2.00% to 1.00%; adjustment to the Class A Shares' sales load breakpoint discount schedule so that the 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from an active 0.10% fee to a dormant 0.05%. These changes will be effective December 1, 2019.
Accordingly, please delete the fee table and example under “Risk/Return Summary: Fees and Expenses” and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6). You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g. A Class) of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 24 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	None	None
Other Expenses	0.43%	0.45%	0.20%	0.14%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.08%[1]	1.85%	0.85%	0.79%
Fee Waivers and/or Expense Reimbursements[3]	(0.09)% [1]	(0.04)%	(0.11)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%[1]	1.81%	0.74%	0.73%
1	The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as subsequently approved by the Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.94%, 1.76%, 0.69% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$209	$440	$690	$1,404
Expenses assuming no redemption	$209	$440	$690	$1,404
C:
Expenses assuming redemption	$288	$582	$1,001	$2,169
Expenses assuming no redemption	$188	$582	$1,001	$2,169
IS:
Expenses assuming redemption	$87	$271	$471	$1,049
Expenses assuming no redemption	$87	$271	$471	$1,049
R6:
Expenses assuming redemption	$81	$252	$439	$978
Expenses assuming no redemption	$81	$252	$439	$978
November 18, 2019
Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454911 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Floating Rate Strategic Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
CLASS C SHARES (TICKER FRICX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2019
On November 14, 2019, the Board of Trustees of Federated Income Securities Trust, on behalf of its series, Federated Floating Rate Strategic Income Fund (the “Fund”), approved the following changes to the Fund's Class A Shares: reduction of the maximum sales load applied to purchases of Class A Shares from 2.00% to 1.00%; adjustment to the Class A Shares' sales load breakpoint discount schedule so that the 1.00% sales charge is applied only to Class A Share purchases of less than $100,000; and reduction of the Class A Shares' distribution (Rule 12b-1) fee from an active 0.10% fee to a dormant 0.05%. These changes will be effective December 1, 2019.
1. Under the Prospectus section “Risk/Return Summary: Fees and Expenses,” please delete the fee table and example in their entirety and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6). You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A Class) of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 24 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[1,2]	0.75%	None	None
Other Expenses	0.43%	0.45%	0.20%	0.14%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.08%[1]	1.85%	0.85%	0.79%
Fee Waivers and/or Expense Reimbursements[3]	(0.09)%[1]	(0.04)%	(0.11)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%[1]	1.81%	0.74%	0.73%
1	The Distribution (12b-1) Fee, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated Distribution (12b-1) Fee for the Fund's Class A Shares.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.94%, 1.76%, 0.69% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$209	$440	$690	$1,404
Expenses assuming no redemption	$209	$440	$690	$1,404
C:
Expenses assuming redemption	$288	$582	$1,001	$2,169
Expenses assuming no redemption	$188	$582	$1,001	$2,169
IS:
Expenses assuming redemption	$87	$271	$471	$1,049
Expenses assuming no redemption	$87	$271	$471	$1,049
R6:
Expenses assuming redemption	$81	$252	$439	$978
Expenses assuming no redemption	$81	$252	$439	$978
2. Under the Prospectus section “What Do Shares Cost?,” please revise the chart under “Sales Charge Information” to delete the 2.00% Class A Maximum Sales Charge and replace it with a 1.00% Maximum Sales Charge.
3. Under the Prospectus section “What Do Shares Cost?,” please replace the chart under “Sales Charge When You Purchase” with the following:
SALES CHARGE WHEN YOU PURCHASE
The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.
A Class:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	1.00%	1.01%
$100,000 or greater	0.00%	0.00%
4. Under the Prospectus section “Payments to Financial Intermediaries,” please replace the sub-section “Front-End Sales Charge Reallowances” with the following:
FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.

When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:
A Class:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	1.00%
$100,000 or greater	0.00%
5. Under the Prospectus section “Payments to Financial Intermediaries,” please replace the disclosure under the section “Rule 12b-1 Fees” with the following:
“RULE 12b-1 FEES
A & C Classes
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.05% for A class and 0.75% for C class of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's A class and C class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. The A class of the Fund has no present intention of paying, accruing or incurring any Rule 12b-1 Fees until such time as approved by the Fund's Board of Trustees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”
6. Under “Appendix A: Hypothetical Investment and Expense Information” to the Prospectus, please replace the A Class in its entirety with the following:
FEDERATED FLOATING RATE STRATEGIC INCOME FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.08%
MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$209.02	$10,288.08
2	$10,288.08	$514.40	$10,802.48	$113.29	$10,691.37
3	$10,691.37	$534.57	$11,225.94	$117.73	$11,110.47
4	$11,110.47	$555.52	$11,665.99	$122.34	$11,546.00
5	$11,546.00	$577.30	$12,123.30	$127.14	$11,998.60
6	$11,998.60	$599.93	$12,598.53	$132.12	$12,468.95
7	$12,468.95	$623.45	$13,092.40	$137.30	$12,957.73
8	$12,957.73	$647.89	$13,605.62	$142.69	$13,465.67
9	$13,465.67	$673.28	$14,138.95	$148.28	$13,993.52
10	$13,993.52	$699.68	$14,693.20	$154.09	$14,542.07
Cumulative		$5,921.02		$1,404.00
7. In the Statement of Additional Information section “How is the Fund Sold?,” please replace the section “Rule 12b-1 Plan” with the following:
“Rule 12b-1 Plan (CLASS A SHARES AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
In addition, in connection with the sale of Class C Shares, Federated and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads from the Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements.
Regarding the Fund's Class A Shares, the Class A Shares of the Fund currently does not accrue, pay or incur any Rule 12b-1 Plan fee, although the Board of Trustees has adopted a Plan that permits the Class A Shares of the Fund to accrue, pay and incur a Rule 12b-1 Plan fee of up to a maximum amount of 0.05% of average net assets, or some lesser amount as the Board of Trustees shall approve from time to time. The Class A Shares of the Fund will not incur or charge such Rule 12b-1 Plan fees until such time as approved by the Fund's Board of Trustees.”
November 18, 2019
Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454917 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.